6. Accounts receivable, net (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)
Allowance for doubtful debts: Balance at beginning | $		$ (69)
Balance at end | $		$ (48)
ZHEJIANG JIAHUAN
Allowance for doubtful debts: Balance at beginning	¥ (8,000)		¥ (8,461)
Recovered	7,869		461
Balance at end	¥ (131)		¥ (8,000)